Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	$ 8,538

International Equity Funds - 17.8%
Transamerica Emerging Markets Opportunities (C)	3,428,261	40,590,608
Transamerica International Equity (C)	4,015,020	86,403,221
Transamerica International Growth (C)	7,022,713	69,946,227
Transamerica International Small Cap Value (C)	796,253	12,947,079
Transamerica International Stock (C)	2,608,033	30,279,263

		240,166,398

International Fixed Income Funds - 5.6%
Transamerica Emerging Markets Debt (C)	4,266,953	46,552,459
Transamerica Inflation Opportunities (C)	2,585,959	29,454,079

		76,006,538

U.S. Alternative Fund - 1.0%
Transamerica Event Driven (C)	1,223,901	13,634,259

U.S. Equity Funds - 31.3%
Transamerica Capital Growth (C)	3,328,117	82,504,025
Transamerica Large Cap Value (C)	8,602,246	115,098,047
Transamerica Mid Cap Growth (C)	638,418	9,499,657
Transamerica Mid Cap Value (C)	1,773,929	22,386,988
Transamerica Mid Cap Value Opportunities (C)	379,367	5,462,882
Transamerica Small Cap Growth (C)	1,512,476	14,202,146
Transamerica Small Cap Value (C)	1,092,033	13,748,690

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	2,887	$ 2,026
Transamerica Sustainable Equity Income (C)	4,407,399	40,548,068
Transamerica US Growth (C)	3,650,004	118,260,136

		421,712,665

U.S. Fixed Income Funds - 41.0%
Transamerica Bond (C)	9,915,833	95,985,264
Transamerica Core Bond (C)	9,369,635	95,289,185
Transamerica High Yield Bond (C)	1,544,803	14,351,224
Transamerica Intermediate Bond (C)	8,854,706	92,885,862
Transamerica Short-Term Bond (C)	4,160,085	42,516,069
Transamerica Total Return (C)	20,241,109	211,114,772

		552,142,376

U.S. Mixed Allocation Fund - 2.0%
Transamerica Energy Infrastructure (C)	4,176,442	26,812,755

Total Investment Companies (Cost $1,069,689,640)		1,330,483,529

Total Investments (Cost $1,069,689,640)		1,330,483,529
Net Other Assets (Liabilities) - 1.3%		17,298,375

Net Assets - 100.0%		$ 1,347,781,904

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	112	09/17/2021	$23,626,612	$24,581,200	$954,588	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,330,472,965	$—	$—	$1,330,472,965

Total	$1,330,472,965	$—	$—	$1,330,472,965

Investment Companies Measured at Net Asset Value (E)				10,564

Total Investments				$1,330,483,529

Other Financial Instruments
Futures Contracts (G)	$954,588	$—	$—	$954,588

Total Other Financial Instruments	$954,588	$—	$—	$954,588

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2021	Shares as of July 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$87,816,898	$7,357,142	$—	$—	$811,224	$95,985,264	9,915,833	$2,247,274	$108,531
Transamerica Capital Growth	72,425,070	17,419,922	(22,000,000)	5,733,824	8,925,209	82,504,025	3,328,117	—	9,919,923
Transamerica Core Bond	83,988,609	14,772,158	—	—	(3,471,582)	95,289,185	9,369,635	1,881,910	3,140,248
Transamerica Emerging Markets Debt	43,321,827	959,182	—	—	2,271,450	46,552,459	4,266,953	1,150,232	—
Transamerica Emerging Markets Opportunities	38,475,643	266,221	(6,000,000)	1,083,467	6,765,277	40,590,608	3,428,261	266,220	—
Transamerica Energy Infrastructure	25,618,723	542,539	(9,000,000)	(385,701)	10,037,194	26,812,755	4,176,442	1,083,882	—
Transamerica Event Driven	13,000,074	963,260	—	—	(329,075)	13,634,259	1,223,901	426,494	536,766
Transamerica Global Allocation Liquidating Trust	10,282	—	—	—	(1,744)	8,538	3,627	—	—
Transamerica High Yield Bond	12,894,643	480,568	—	—	976,013	14,351,224	1,544,803	480,575	—
Transamerica Inflation Opportunities	27,735,946	409,783	—	—	1,308,350	29,454,079	2,585,959	409,782	—
Transamerica Intermediate Bond	91,574,598	4,370,055	—	—	(3,058,791)	92,885,862	8,854,706	2,665,911	1,704,144
Transamerica International Equity	80,267,589	1,256,537	(22,000,000)	2,756,299	24,122,796	86,403,221	4,015,020	1,256,537	—
Transamerica International Growth	64,244,924	708,278	(12,400,000)	1,151,227	16,241,798	69,946,227	7,022,713	708,277	—
Transamerica International Small Cap Value	12,378,211	160,419	(4,000,000)	1,288,305	3,120,144	12,947,079	796,253	160,420	—
Transamerica International Stock	24,598,584	388,743	(3,000,000)	355,793	7,936,143	30,279,263	2,608,033	388,743	—
Transamerica Large Cap Value	71,914,846	31,892,390	(22,000,000)	3,804,704	29,486,107	115,098,047	8,602,246	892,390	—
Transamerica Mid Cap Growth	9,412,367	491,544	(2,500,000)	777,853	1,317,893	9,499,657	638,418	152,806	338,737
Transamerica Mid Cap Value	17,142,662	3,368,696	(2,000,000)	323,516	3,552,114	22,386,988	1,773,929	220,429	3,148,266
Transamerica Mid Cap Value Opportunities	6,232,392	74,086	(3,500,000)	1,072,816	1,583,588	5,462,882	379,367	74,087	—
Transamerica Short-Term Bond	36,704,811	5,479,859	—	—	331,399	42,516,069	4,160,085	480,292	—
Transamerica Small Cap Growth	6,237,340	5,591,570	—	—	2,373,236	14,202,146	1,512,476	—	591,570
Transamerica Small Cap Value	6,292,365	4,020,643	—	—	3,435,682	13,748,690	1,092,033	20,643	—
Transamerica Small Company Growth Liquidating Trust	2,026	—	—	—	—	2,026	2,887	—	—
Transamerica Sustainable Equity Income	79,936,250	1,018,072	(62,000,000)	(9,934,436)	31,528,182	40,548,068	4,407,399	1,018,072	—
Transamerica Total Return	198,955,965	27,928,610	(5,000,000)	(289,443)	(10,480,360)	211,114,772	20,241,109	9,780,713	3,397,897
Transamerica US Growth	103,256,423	10,348,476	(17,750,000)	6,093,703	16,311,534	118,260,136	3,650,004	227,179	10,121,297

Total	$1,214,439,068	$140,268,753	$(193,150,000)	$13,831,927	$155,093,781	$1,330,483,529	109,600,209	$25,992,868	$33,007,379

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$8,538	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	2,026	0.0	(A)

Total			$66,187	$10,564	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4